Acquisitions - Summary of Net Assets Acquired (Detail) $ in Millions	Jun. 30, 2020 USD ($)
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 1
Business combinations [member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	1
Trade receivables	3
Current assets	4
Total assets	26
Payables and accruals	(2)
Deferred revenue	(1)
Other financial liabilities	(2)
Current liabilities	(5)
Provisions and other non-current liabilities	(1)
Deferred tax	(3)
Total liabilities	(9)
Net assets acquired	17
Goodwill	104
Total	121
Business combinations [member] | Computer software [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	16
Business combinations [member] | Other identifiable intangible assets [member]
Disclosure of detailed information about business combination [Line Items]
Identifiable intangible assets	$ 6